Accounts Receivable, Net	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

The Company’s accounts receivable primarily include balance generated from selling bakery products to local corporate customers, billed but has not been collected as of the balance sheet dates. Accounts receivable consisted of the following:

	June 30, 2025	December 31, 2024
Accounts receivable	$2,412,842	$991,467
Less: allowance for credit losses	-	-
Total accounts receivable, net	$2,412,842	$991,467